Material Accounting Policies - Schedule of Intangible Assets with a Finite Useful Life (Details)	12 Months Ended
Dec. 31, 2025
Intellectual property [Member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Amortization method	Straight-line
Customer Relations [Member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Estimated life	20 years
Amortization method	Straight-line
Production agreement [Member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Estimated life	6 years
Amortization method	Straight-line
Distribution right [Member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Amortization method	Straight-line over the contract period
Goodwill [Member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Estimated life	Indefinite
Amortization method	Not amortized
Bottom of Range [Member] | Intellectual property [Member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Estimated life	15 years
Bottom of Range [Member] | Distribution right [Member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Estimated life	10 years
Bottom of Range [Member] | Goodwill [Member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Estimated life
Top of Range [Member] | Intellectual property [Member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Estimated life	20 years
Top of Range [Member] | Distribution right [Member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Estimated life	15 years
Top of Range [Member] | Goodwill [Member]
Schedule of Intangible Assets with a Finite Useful Life [Line Items]
Estimated life